UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Bahl & Gaynor Income Growth Fund
(Class A: AFNAX)
(Class C: AFYCX)
 (Class I: AFNIX)

AAM/Cutwater Select Income Fund
(Class A: CPUAX)
(Class C: CPUCX)
 (Class I: CPUIX)

SEMI-ANNUAL REPORT
December 31, 2013

AAM/Bahl & Gaynor Income Growth Fund
AAM/Cutwater Select Income Fund
Each a series of the Investment Managers Series Trust

Table of Contents

AAM/Bahl & Gaynor Income Growth Fund
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
AAM/Cutwater Select Income Fund
Schedule of Investments	10
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	25
Supplemental Information	32
Expense Examples	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aammutualfunds.com

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.7%
	COMMUNICATIONS – 3.0%
4,910	AT&T, Inc.	$172,636
5,080	BCE, Inc.	219,913
		392,549
	CONSUMER DISCRETIONARY – 8.6%
2,295	Genuine Parts Co.	190,921
6,875	Mattel, Inc.	327,112
4,725	McDonald's Corp.	458,467
1,450	Tupperware Brands Corp.	137,069
		1,113,569
	CONSUMER STAPLES – 15.1%
6,945	Altria Group, Inc.	266,618
6,245	Coca-Cola Co.	257,981
4,370	Kimberly-Clark Corp.	456,490
6,635	Kraft Foods Group, Inc.	357,759
3,645	Philip Morris International, Inc.	317,589
3,660	Procter & Gamble Co.	297,961
		1,954,398
	ENERGY – 11.8%
3,075	Chevron Corp.	384,098
6,935	ONEOK, Inc.	431,218
9,710	Spectra Energy Corp.	345,870
9,650	Williams Cos., Inc.	372,201
		1,533,387
	FINANCIALS – 13.5%
4,495	Arthur J. Gallagher & Co.	210,950
545	BlackRock, Inc.	172,476
4,725	Cullen/Frost Bankers, Inc.	351,682
6,385	HCP, Inc. - REIT	231,903
4,370	Health Care REIT, Inc. - REIT	234,101
2,505	Realty Income Corp. - REIT	93,512
9,095	U.S. Bancorp	367,438
1,610	Ventas, Inc. - REIT	92,221
		1,754,283
	HEALTH CARE – 16.1%
7,160	AbbVie, Inc.	378,120
2,930	Baxter International, Inc.	203,781
4,050	Bristol-Myers Squibb Co.	215,257
4,140	GlaxoSmithKline PLC - ADR	221,035
4,975	Johnson & Johnson	455,660
6,255	Merck & Co., Inc.	313,063

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,715	Novartis A.G. - ADR	$298,612
		2,085,528
	INDUSTRIALS – 9.1%
5,080	Emerson Electric Co.	356,515
15,895	General Electric Co.	445,537
2,520	Lockheed Martin Corp.	374,623
		1,176,675
	TECHNOLOGY – 17.6%
3,670	Analog Devices, Inc.	186,913
440	Apple, Inc.	246,888
3,220	Automatic Data Processing, Inc.	260,208
15,030	Cisco Systems, Inc.	337,424
15,730	Intel Corp.	408,351
8,905	Microsoft Corp.	333,314
3,940	Paychex, Inc.	179,388
4,370	QUALCOMM, Inc.	324,473
		2,276,959
	UTILITIES – 2.9%
1,430	NextEra Energy, Inc.	122,437
6,160	Wisconsin Energy Corp.	254,654
		377,091
	TOTAL COMMON STOCKS (Cost $11,865,013)	12,664,439

	SHORT-TERM INVESTMENTS – 3.8%
494,100	Federated Treasury Obligations Fund, 0.01%1	494,100

	TOTAL SHORT-TERM INVESTMENTS (Cost $494,100)	494,100

	TOTAL INVESTMENTS – 101.5% (Cost $12,359,113)	13,158,539
	Liabilities in Excess of Other Assets – (1.5)%	(198,314)

	TOTAL NET ASSETS – 100.0%	$12,960,225

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
SUMMARY OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	17.6%
Health Care	16.1%
Consumer Staples	15.1%
Financials	13.5%
Energy	11.8%
Industrials	9.1%
Consumer Discretionary	8.6%
Communications	3.0%
Utilities	2.9%
Total Common Stocks	97.7%
Short-Term Investments	3.8%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $12,359,113)	$13,158,539
Receivables:
Fund shares sold	148,331
Dividends and interest	29,920
Due from Advisor	15,327
Prepaid expenses	30,512
Total assets	13,382,629

Liabilities:
Payables:
Investment securities purchased	368,626
Distribution fees - Class A & Class C (Note 7)	4,294
Auditing fees	23,572
Transfer agent fees and expenses	6,610
Administration fees	5,161
Custody fees	3,913
Chief Compliance Officer fees	2,888
Fund accounting fees	1,794
Trustees' fees and expenses	779
Accrued other expenses	4,767
Total liabilities	422,404

Net Assets	$12,960,225

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,168,532
Accumulated net investment income	4,872
Accumulated net realized loss on investments	(12,605)
Net unrealized appreciation on investments	799,426
Net Assets	$12,960,225

Class A Shares:
Net assets applicable to shares outstanding	$9,769,719
Number of shares issued and outstanding	801,333
Net asset value per share1	$12.19
Maximum sales charge (5.50% of offering price)2	0.71
Maximum offering price to public	$12.90

Class C Shares:
Net assets applicable to shares outstanding	$3,037,541
Number of shares issued and outstanding	250,022
Net asset value per share3	$12.15

Class I Shares:
Net assets applicable to shares outstanding	$152,965
Number of shares issued and outstanding	12,538
Net asset value per share	$12.20

1	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
2	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $841)	$165,055
Interest	16
Total investment income	165,071

Expenses:
Advisory fees	40,281
Administration fees	27,615
Fund accounting fees	25,527
Transfer agent fees and expenses	25,515
Registration fees	24,229
Custody fees	18,895
Distribution fees - Class A (Note 7)	10,188
Legal fees	9,041
Distribution fees - Class C (Note 7)	8,840
Auditing fees	8,571
Shareholder reporting fees	5,721
Chief Compliance Officer fees	5,042
Trustees' fees and expenses	3,025
Miscellaneous	3,025
Insurance fees	405
Offering costs	55

Total expenses	215,975
Advisory fees waived	(40,281)
Other expenses absorbed	(98,830)
Net expenses	76,864
Net investment income	88,207

Realized and Unrealized Gain on Investments:
Net realized gain on investments	20,306
Net change in unrealized appreciation/depreciation on investments	811,054
Net realized and unrealized gain on investments	831,360

Net Increase in Net Assets from Operations	$919,567

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2013 (Unaudited)	For the Period July 5, 2012* through June 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$88,207	$35,491
Net realized gain on investments	20,306	9,793
Net change in unrealized appreciation/depreciation on investments	811,054	(11,628)
Net increase in net assets resulting from operations	919,567	33,656

Distributions to Shareholders:
From net investment income:
Class A	(84,624)	(18,444)
Class C	(11,694)	(1,134)
Class I	(1,685)	(106)
From net realized gains :
Class A	(35,061)	(211)
Class C	(8,446)	-
Class I	(625)	-	1
Total distributions to shareholders	(142,135)	(19,895)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,937,818	6,678,785
Class C	1,696,271	1,223,292
Class I	27,000	146,500
Reinvestment of distributions:
Class A	113,673	18,177
Class C	20,139	1,133
Class I	2,310	106
Cost of shares redeemed:
Class A2	(1,443,911)	(175,637)
Class C3	(47,242)	(38)
Class I	-	(29,344)
Net increase in net assets from capital transactions	4,306,058	7,862,974

Total increase in net assets	5,083,490	7,876,735

Net Assets:
Beginning of period	7,876,735	-
End of period	$12,960,225	$7,876,735

Accumulated net investment income	$4,872	$14,668

Capital Share Transactions:
Shares sold:
Class A	336,687	591,619
Class C	144,315	108,030
Class I	2,323	12,535
Shares reinvested:
Class A	9,730	1,664
Class C	1,724	101
Class I	198	9
Shares redeemed:
Class A	(122,179)	(16,188)
Class C	(4,144)	(4)
Class I	-	(2,527)
Net increase in capital share transactions	368,654	695,239

*	Commencement of operations.
1	Amount is less than $1.
2	Net of redemption fee proceeds of $1,458 and $2,389, respectively.
3	Net of redemption fee proceeds of $229 and $0, respectively.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2013 (Unaudited)		For the Period July 5, 2012* through June 30, 2013
Net asset value, beginning of period	$11.34		$10.00
Income from Investment Operations:
Net investment income1	0.11		0.23
Net realized and unrealized gain on investments	0.91		1.25
Total from investment operations	1.02		1.48

Less Distributions:
From net investment income	(0.12)		(0.16)
From net realized gain	(0.05)		-	2
Total distributions	(0.17)		(0.16)

Remption fee proceeds	-	2	0.02

Net asset value, end of period	$12.19		$11.34

Total return3	9.11%	4	15.16%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,770		$6,542

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.16%	5	18.30%	5
After fees waived and expenses absorbed	1.40%	5	1.40%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.88)%	5	(14.78)%	5
After fees waived and expenses absorbed	1.88%	5	2.12%	5
Portfolio turnover rate	25%	4	28%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2013 (Unaudited)		For the Period January 31, 2013* through June 30, 2013
Net asset value, beginning of period	$11.30		$10.67
Income from Investment Operations:
Net investment income1	0.07		0.07
Net realized and unrealized gain on investments	0.91		0.60
Total from investment operations	0.98		0.67

Less Distributions:
From net investment income	(0.08)		(0.04)
From net realized gain	(0.05)		-
Total distributions	(0.13)		(0.04)

Redemption fee proceeds	-	2	-

Net asset value, end of period	$12.15		$11.30

Total return3	8.74%	4	6.31%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,037		$1,221

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.91%	5	12.45%	5
After fees waived and expenses absorbed	2.15%	5	2.15%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.63)%	5	(8.87)%	5
After fees waived and expenses absorbed	1.13%	5	1.43%	5
Portfolio turnover rate	25%	4	28%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2013 (Unaudited)		For the Period July 5, 2012* through June 30, 2013
Net asset value, beginning of period	$11.35		$10.00
Income from Investment Operations:
Net investment income1	0.13		0.27
Net realized and unrealized gain on investments	0.91		1.23
Total from investment operations	1.04		1.50

Less Distributions:
From net investment income	(0.14)		(0.15)
From net realized gain	(0.05)		-	2
Total distributions	(0.19)		(0.15)

Net asset value, end of period	$12.20		$11.35

Total return3	9.26%	4	15.16%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$153		$114

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.91%	5	12.05%	5
After fees waived and expenses absorbed	1.15%	5	1.15%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.63)%	5	(8.49)%	5
After fees waived and expenses absorbed	2.13%	5	2.41%	5
Portfolio turnover rate	25%	4	28%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the  redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 6.7%
$108,000	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/20181	$109,923
250,000	Atrium VII 3.239%, 11/16/20221,2,3	250,368
500,000	Goldentree Loan Opportunities V Ltd. 1.346%, 10/18/20211,2,3	492,682
350,000	LCM XIII LP 2.392%, 1/19/20231,2,3	340,522
183,353	SBI Home Equity Loan Trust 2006-1 0.315%, 4/25/20351,2,3	177,235
60,635	Sonic Capital LLC 5.438%, 5/20/20411,3	64,588
209,000	TAL Advantage V LLC 2.830%, 2/22/20381,3	202,864

	TOTAL ASSET-BACKED SECURITIES (Cost $1,660,903)	1,638,182

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.3%
297,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 5.582%, 9/11/20411,2	324,248
245,000	CD 2006-CD2 Mortgage Trust 5.351%, 1/15/20461,2	263,097
190,000	CGBAM Commercial Mortgage Trust 2013-BREH 3.018%, 5/15/20302,3	190,478
297,000	DDR Corp. 6.223%, 10/14/20221,3	305,346
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/20303	155,689
78,000	Irvine Core Office Trust 2013-IRV 3.173%, 5/15/20481,2,3	67,545
297,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/20451	326,229
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/20461,2	221,583
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.293%, 10/15/20302,3	253,097
165,935	Spirit Master Funding LLC 5.760%, 3/20/20243	169,802

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,344,808)	2,277,114

	CORPORATE BONDS – 72.2%
	COMMUNICATIONS – 12.2%
250,000	Cequel Communications Holdings I LLC 6.375%, 9/15/20201,3	256,250

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$175,000	DISH DBS Corp. 6.750%, 6/1/2021	$185,500
175,000	Frontier Communications Corp. 8.500%, 4/15/2020	196,000
250,000	Historic TW, Inc. 9.150%, 2/1/2023	331,520
	MetroPCS Wireless, Inc.
95,000	6.250%, 4/1/20211,3	98,562
168,000	6.625%, 4/1/20231,3	173,460
200,000	Nara Cable Funding Ltd. 8.875%, 12/1/20181,3	215,000
105,000	Qwest Corp. 7.250%, 10/15/20351	101,697
	T-Mobile USA, Inc.
5,000	6.125%, 1/15/20221	5,087
5,000	6.500%, 1/15/20241	5,063
315,000	Telecom Italia Capital S.A. 6.000%, 9/30/2034	272,869
136,000	Telefonica Emisiones SAU 3.992%, 2/16/2016	142,854
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	297,712
150,000	UPCB Finance VI Ltd. 6.875%, 1/15/20221,3	159,375
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	255,449
200,000	6.550%, 9/15/2043	233,992
50,000	Windstream Corp. 7.750%, 10/1/20211	53,000
		2,983,390
	CONSUMER DISCRETIONARY – 4.0%
125,000	ADT Corp. 6.250%, 10/15/20213	131,250
200,000	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 7/15/20203	202,000
110,000	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/20213	114,950
200,000	Chrysler Group LLC / CG Co-Issuer, Inc. 8.250%, 6/15/20211	227,500
200,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	226,742

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$70,000	Hertz Corp. 6.900%, 8/15/2014	$71,837
		974,279
	CONSUMER STAPLES – 0.6%
136,000	Wells Enterprises, Inc. 6.750%, 2/1/20201,3	138,040

	ENERGY – 7.8%
200,000	BG Energy Capital PLC 6.500%, 11/30/20721,2	219,101
56,000	Citgo Petroleum Corp. 11.500%, 7/1/20171,3	61,320
195,000	DCP Midstream LLC 5.850%, 5/21/20431,2,3	181,350
250,000	El Paso LLC 8.050%, 10/15/2030	253,525
114,000	Enterprise Products Operating LLC 7.034%, 1/15/20681,2	125,970
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/20211,3	105,313
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	88,938
250,000	Lukoil International Finance B.V. 6.125%, 11/9/20203	270,875
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	98,193
100,000	Petroleum Co. of Trinidad & Tobago Ltd. 9.750%, 8/14/20193	125,250
87,000	Transocean, Inc. 6.500%, 11/15/2020	99,349
250,000	Weatherford International Ltd. 6.750%, 9/15/2040	270,389
		1,899,573
	FINANCIALS – 29.7%
150,000	Akbank TAS 5.000%, 10/24/20223	133,575
175,000	Allstate Corp. 6.500%, 5/15/20671,2	182,087
105,000	American Express Co. 6.800%, 9/1/20661,2	111,878
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	90,410

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$325,000	American International Group, Inc. 8.175%, 5/15/20581,2	$393,250
	Bank of America Corp.
115,000	5.750%, 12/1/2017	130,883
170,000	5.875%, 1/5/2021	195,396
200,000	4.100%, 7/24/2023	200,849
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	165,960
121,000	BioMed Realty LP 6.125%, 4/15/20201	132,648
	Citigroup, Inc.
289,000	5.850%, 8/2/2016	321,600
112,000	3.375%, 3/1/2023	106,458
250,000	Deutsche Bank A.G. 4.296%, 5/24/20281,2	226,334
192,000	EPR Properties 5.750%, 8/15/20221	195,753
	General Electric Capital Corp.
140,000	5.300%, 2/11/2021	156,607
200,000	5.250%, 6/29/20491,2	188,000
49,000	Goldman Sachs Group, Inc. 2.375%, 1/22/2018	49,186
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/20213	276,249
114,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/20381,2	132,867
395,000	HSBC Capital Funding LP 10.176%, 12/29/20491,2,3	564,850
200,000	ING Bank N.V. 0.956%, 9/26/20161,2	196,524
200,000	Intesa Sanpaolo S.p.A. 3.875%, 1/16/2018	204,796
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	204,062
208,000	7.900%, 4/29/20491,2	229,320
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/20371,2,3	115,360
250,000	7.800%, 3/15/20373	268,750
200,000	Lincoln National Corp. 6.050%, 4/20/20671,2	198,500
200,000	MetLife, Inc. 10.750%, 8/1/20691	295,000
250,000	Morgan Stanley 5.500%, 7/24/2020	279,600

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$227,000	Prudential Financial, Inc. 5.875%, 9/15/20421,2	$230,689
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	123,470
131,000	Travelers Cos., Inc. 6.250%, 3/15/20371,2	138,532
236,000	Turkiye Garanti Bankasi AS 5.250%, 9/13/20223	210,866
250,000	UBS A.G. 7.625%, 8/17/2022	286,329
350,000	Wachovia Capital Trust III 5.570%, 3/29/20491,2	320,250
		7,256,888
	HEALTH CARE – 1.3%
175,000	FreseniU.S. Medical Care U.S. Finance, Inc. 5.750%, 2/15/20213	185,500
115,000	HCA, Inc. 7.250%, 9/15/20201	125,350
		310,850
	INDUSTRIALS – 0.9%
112,000	Alliant Techsystems, Inc. 6.875%, 9/15/20201	120,820
135,000	Boart Longyear Management Pty Ltd. 7.000%, 4/1/20211,3	100,913
		221,733
	MATERIALS – 8.5%
175,000	ArcelorMittal 6.750%, 2/25/2022	190,312
122,000	Celulosa Arauco y Constitucion S.A. 4.750%, 1/11/20221	118,857
20,000	Chemtura Corp. 5.750%, 7/15/20211	20,275
175,000	FMG Resources August 2006 Pty Ltd. 6.875%, 4/1/20221,3	190,750
87,000	Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/20193	98,333
200,000	Mexichem S.A.B. de C.V. 4.875%, 9/19/20223	196,000
264,000	Newcrest Finance Pty Ltd. 4.450%, 11/15/20213	219,607

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$250,000	Reliance Steel & Aluminum Co. 4.500%, 4/15/20231	$245,230
250,000	Samarco Mineracao S.A. 5.750%, 10/24/20233	247,500
214,000	Sinochem Overseas Capital Co., Ltd. 6.300%, 11/12/20403	224,113
159,000	Teck Resources Ltd. 5.200%, 3/1/20421	140,333
194,000	Xstrata Finance Canada Ltd. 4.950%, 11/15/20213	196,509
		2,087,819
	TECHNOLOGY – 0.3%
65,000	NCR Escrow Corp. 5.875%, 12/15/20211,3	66,219

	UTILITIES – 6.9%
200,000	AGL Capital Corp. 5.875%, 3/15/20411	219,367
297,000	APT Pipelines Ltd. 3.875%, 10/11/20223	273,373
70,000	DPL, Inc. 7.250%, 10/15/20211	70,875
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/20203	99,512
112,000	Electricite de France 5.250%, 1/29/20491,2,3	111,384
200,000	Israel Electric Corp. Ltd. 5.625%, 6/21/20183	211,550
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/20671,2	288,200
129,000	PPL Capital Funding, Inc. 3.500%, 12/1/20221	121,829
110,000	Southern Power Co. 5.250%, 7/15/2043	109,265
175,000	UIL Holdings Corp. 4.625%, 10/1/2020	178,229
		1,683,584
	TOTAL CORPORATE BONDS (Cost $18,412,160)	17,622,375

	MUNICIPAL BONDS – 3.3%
125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	131,284

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
$240,000	New York City Water & Sewer System 5.000%, 6/15/20451	$244,632
70,000	State of Illinois 7.350%, 7/1/2035	77,065
205,000	State of Maryland 5.000%, 3/1/20231	236,951
110,000	Virginia Resources Authority 5.000%, 11/1/20421	115,678

	TOTAL MUNICIPAL BONDS (Cost $842,649)	805,610

	U.S. GOVERNMENT AND AGENCIES – 3.3%
95,524	Fannie Mae Pool 6.000%, 7/1/2040	107,593
560,000	United States Treasury Bond 5.375%, 2/15/2031	686,262

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $823,276)	793,855

Number of Shares

	PREFERRED STOCKS – 1.1%
	FINANCIALS – 1.1%
2,800	CoBank ACB 6.250%, 12/31/491,2,3	268,275

	TOTAL PREFERRED STOCKS (Cost $299,688)	268,275

	SHORT-TERM INVESTMENTS – 2.8%
690,089	Federated Treasury Obligations Fund, 0.01%4	690,089

	TOTAL SHORT-TERM INVESTMENTS (Cost $690,089)	690,089

	TOTAL INVESTMENTS – 98.7% (Cost $25,073,573)	24,095,500
	Other Assets in Excess of Liabilities – 1.3%	320,853

	TOTAL NET ASSETS – 100.0%	$24,416,353

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

1	Callable.
2	Variable, floating, or step rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
SUMMARY OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	29.7%
Communications	12.2%
Materials	8.5%
Energy	7.8%
Utilities	6.9%
Consumer Discretionary	4.0%
Health Care	1.3%
Industrials	0.9%
Consumer Staples	0.6%
Technology	0.3%
Total Corporate Bonds	72.2%
Commercial Mortgage-Backed Securities	9.3%
Asset-Backed Securities	6.7%
U.S. Government and Agencies	3.3%
Municipal Bonds	3.3%
Preferred Stocks
Financials	1.1%
Total Preferred Stocks	1.1%
Short-Term Investments	2.8%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $25,073,573)	$24,095,500
Receivables:
Dividends and interest	290,952
Due from Advisor	14,098
Prepaid expenses	62,566
Prepaid offering costs	9,389
Total assets	24,472,505

Liabilities:
Payables:
Auditing fees	24,084
Transfer agent fees and expenses	10,713
Administration fees	8,442
Fund accounting fees	4,058
Chief Compliance Officer fees	1,524
Custody fees	736
Trustees' fees and expenses	684
Accrued other expenses	5,911
Total liabilities	56,152

Net Assets	$24,416,353

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,626,899
Accumulated net investment loss	(22,701)
Accumulated net realized loss on investments	(209,772)
Net unrealized depreciation on investments	(978,073)
Net Assets	$24,416,353

Class A Shares:
Net assets applicable to shares outstanding	$488
Number of shares issued and outstanding	51
Net asset value per share1	$9.52
Maximum sales charge (3.00% of offering price)2	0.29
Maximum offering price to public	$9.81

Class C Shares:
Net assets applicable to shares outstanding	$485
Number of shares issued and outstanding	51
Net asset value per share3	$9.52

Class I Shares:
Net assets applicable to shares outstanding	$24,415,380
Number of shares issued and outstanding	2,566,584
Net asset value per share	$9.51

1	A Contingent Deferred Sales Charge ("CDSC") of 1.00% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part with 18 months of purchase.
2	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2013 (Unaudited)

Investment Income:
Interest (net of foreign withholding taxes of $68)	$536,051
Total investment income	536,051

Expenses:
Advisory fees	73,004
Fund accounting fees	29,440
Administration fees	27,867
Transfer agent fees and expenses	26,811
Registration fees	24,159
Offering costs	15,725
Legal fees	12,574
Auditing fees	8,067
Chief Compliance Officer fees	5,042
Miscellaneous	4,661
Custody fees	4,025
Trustees' fees and expenses	3,025
Shareholder reporting fees	2,690
Insurance fees	556
Distribution fees - Class C (Note 7)	3

Total expenses	237,649
Advisory fees waived	(73,004)
Other expenses absorbed	(75,003)
Net expenses	89,642
Net investment income	446,409

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(178,126)
Net change in unrealized appreciation/depreciation on investments	168,106
Net realized and unrealized loss on investments	(10,020)

Net Increase in Net Assets from Operations	$436,389

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2013 (Unaudited)	For the Period April 19, 2013* through June 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$446,409	$155,265
Net realized loss on investments	(178,126)	(30,622)
Net change in unrealized appreciation/depreciation on investments	168,106	(1,146,179)
Net increase (decrease) in net assets resulting from operations	436,389	(1,021,536)

Distributions to Shareholders:
From net investment income:
Class A	(10)	(2)
Class C	(8)	(1)
Class I	(554,965)	(81,002)
Total distributions to shareholders	(554,983)	(81,005)

Capital Transactions:
Net proceeds from shares sold:
Class A	-	500
Class C	-	500
Class I	-	25,000,500
Reinvestment of distributions:
Class A	10	2
Class C	8	1
Class I	554,965	81,002
Net increase in net assets from capital transactions	554,983	25,082,505

Total increase in net assets	436,389	23,979,964

Net Assets:
Beginning of period	23,979,964	-
End of period	$24,416,353	$23,979,964

Accumulated net investment income (loss)	$(22,701)	$85,873

Capital Share Transactions:
Shares sold:
Class A	-	50
Class C	-	50
Class I	-	2,500,050
Shares reinvested:
Class A	1	-	1
Class C	1	-	1
Class I	58,352	8,182
Net increase from capital share transactions	58,354	2,508,332

*	Commencement of operations.
1	Amount represented is less than 1 share.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2013 (Unaudited)		For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$9.56		$10.00
Income from Investment Operations:
Net investment income1	0.16		0.06
Net realized and unrealized loss on investments	(0.02)		(0.47)
Total from investment operations	0.14		(0.41)

Less Distributions:
From net investment income	(0.18)		(0.03)

Net asset value, end of period	$9.52		$9.56

Total return2	1.75%	3	(4.11)%	3

Ratios and Supplemental Data:
Net assets, end of period	$488		$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.21%	4	2.37%	4
After fees waived and expenses absorbed	0.99%	4	0.99%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.19%	4	1.50%	4
After fees waived and expenses absorbed	3.41%	4	2.88%	4
Portfolio turnover rate	20%	3	15%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2013 (Unaudited)		For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$9.55		$10.00
Income from Investment Operations:
Net investment income1	0.13		0.04
Net realized and unrealized loss on investments	(0.02)		(0.46)
Total from investment operations	0.11		(0.42)

Less Distributions:
From net investment income	(0.14)		(0.03)

Net asset value, end of period	$9.52		$9.55

Total return2	1.31%	3	(4.24)%	3

Ratios and Supplemental Data:
Net assets, end of period	$485		$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.96%	4	3.12%	4
After fees waived and expenses absorbed	1.74%	4	1.74%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.44%	4	0.75%	4
After fees waived and expenses absorbed	2.66%	4	2.13%	4
Portfolio turnover rate	20%	3	15%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

AAM/Cutwater Select Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2013 (Unaudited)		For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$9.56		$10.00
Income from Investment Operations:
Net investment income1	0.18		0.06
Net realized and unrealized loss on investments	(0.04)		(0.47)
Total from investment operations	0.14		(0.41)

Less Distributions:
From net investment income	(0.19)		(0.03)

Net asset value, end of period	$9.51		$9.56

Total return2	1.79%	3	(4.09)%	3

Ratios and Supplemental Data:
Net assets, end of period	$24,415,380		$23,979,006

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%	4	2.12%	4
After fees waived and expenses absorbed	0.74%	4	0.74%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.44%	4	1.75%	4
After fees waived and expenses absorbed	3.66%	4	3.13%	4
Portfolio turnover rate	20%	3	15%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the  redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

AAM Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM/Cutwater Select Income Fund (“Cutwater Select Income” or “Cutwater Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s Class A and Class I Shares commenced operations on July 5, 2012.  The Fund’s Class C Shares commenced operations on January 31, 2013.

The Cutwater Select Income Fund’s primary investment objective is to seek current income.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The AAM/ Bahl & Gaynor Income Growth Fund incurred offering costs of approximately $36,152, which were amortized over a one-year period from July 5, 2012 (commencement of operations).

The Cutwater Select Income Fund incurred offering costs of approximately $31,606, which are being amortized over a one-year period from April 19, 2013 (commencement of operations).

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Bahl & Gaynor Income Growth Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.80% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub‐Advisor”) to manage the Bahl & Gaynor Income Growth Fund and pays the Sub‐Advisor from its advisory fees. Under the terms of the Agreement, the Cutwater Select Income Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.60% of the Fund’s average daily net assets. The Advisor has engaged Cutwater Asset Management (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

The Funds’ advisor has contractually agreed to waive its fees and/or pay for expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40%, 2.15% and 1.15% of the average daily net assets of the Bahl & Gaynor Income Growth Fund's Class A, Class C and Class I Shares, respectively, and 0.99%, 1.74% and 0.74% of the average daily net assets of the Cutwater Select Income Fund's Class A, Class C and Class I Shares, respectively, until October 31, 2014.

For the six months ended December 31, 2013, the Advisor waived its fees and absorbed other expenses totaling $139,111 and $148,007 for the Bahl & Gaynor Income Growth and Cutwater Select Income Funds, respectively. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At December 31, 2013 the amount of these potentially recoverable expenses was $418,902 and $211,599 for the Bahl & Gaynor Income Growth and Cutwater Select Income Funds, respectively. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund
2016	$ 279,791	63,592
2017	$ 139,111	148,007

In addition, the Cutwater Select Income Fund’s Advisor has agreed to voluntarily waive a portion of its advisory fees on the first $25 million of average daily net assets of the Fund so that such fees will be 0.50% until further notice.  The Cutwater Select Income Fund’s Advisor will not seek reimbursement of the advisory fees waived which was $12,177 for the six months ended December 31, 2013.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2013, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2013, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund
Cost of investments	$12,379,435	$25,073,573

Gross unrealized appreciation	985,188	86,761
Gross unrealized depreciation	(206,084)	(1,064,834)

Net unrealized appreciation (depreciation)	$779,104	$(978,073)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund
Undistributed ordinary income	$31,560	$85,873
Undistributed long-term capital gains	191	-
Tax accumulated earnings	31,751	85,873

Accumulated capital and other losses	-	(31,646)
Unrealized depreciation on investments	(17,490)	(1,146,179)
Total accumulated earnings (deficit)	$14,261	$(1,091,952)

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

The tax character of distributions paid during the period July 5, 2012 (commencement of operations) through June 30, 2013 for Bahl & Gaynor Income Growth Fund and during the period from April 19, 2013 (commencement of operations) through June 30, 2013 for Cutwater Select Income Fund, was as follows:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund
Distributions paid from:
Ordinary income	$19,895	$81,005
Net long-term capital gains	-	-
Total distributions paid	$19,895	$81,005

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of a Fund’s next taxable year.  As of June 30, 2013, the Cutwater Select Income Fund had $31,646 of post-October capital losses which are deferred until July 1, 2013 for tax purposes.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six month ended December 31, 2013, the Bahl & Gaynor Income Growth Fund and the Cutwater Select Income Fund received $1,687 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended December 31, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Bahl & Gaynor Income Growth Fund	$6,693,173	$2,450,347
Cutwater Select Income Fund	4,604,578	4,738,520

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Funds pay to the Distributor distribution fees in connection with the sale and distribution of the Funds’ Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2013, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2013, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$12,664,439	$-	$-	$12,664,439
Short-Term Investments	494,100	-	-	494,100
Total Investments	$13,158,539	$-	$-	$13,158,539

Cutwater Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$1,638,182	$-	$1,638,182
Commercial Mortgage-Backed
Securities	-	2,277,114	-	2,277,114
Corporate Bonds1	-	17,622,375	-	17,622,375
Municipal Bonds	-	805,610	-	805,610
U.S. Government and Agencies	-	793,855	-	793,855
Preferred Stocks	268,275	-	-	268,275
Short-Term Investments	690,089	-	-	690,089
Total Investments	$958,364	$23,137,136	$-	$24,095,500

1	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

AAM/Bahl & Gaynor Income Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on August 22-23, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Bahl & Gaynor, Inc. (the “Sub-Advisor”) with respect to the AAM/Bahl & Gaynor Income Growth Fund series of the Trust (the “Fund”) for additional one-year terms.  The Advisory Agreement and the Sub-Advisory Agreement are jointly referred to below as the “Fund Advisory Agreements.”  In approving renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that renewal of each Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the S&P 500 Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its All-Cap Core fund category (the “Performance Universe”); reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Large Blend fund category (the “Expense Universe”); and information about the Investment Advisor’s and Sub-Advisor’s policies and procedures, including their compliance manuals and brokerage and trading procedures, as applicable.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and committee meetings.  Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the performance of the Fund for the six-month period ended June 30, 2013, was below the return of the S&P 500 Index by 76 basis points and in the third quartile of funds in the Performance Universe.  The Trustees noted that the Fund’s performance record was very short and that review of the Fund’s performance over longer periods would be more meaningful.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies.  The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

AAM/Bahl & Gaynor Income Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were higher than the medians of the Expense Peer Group and the Large Blend Expense Universe by six and 11 basis points, respectively.  The Board also noted that the Investment Advisor had not only waived its entire advisory fee but had also subsidized certain of the Fund’s operating expenses, because of the Fund’s low asset levels.  The Board noted that the Investment Advisor does not itself offer the relevant portfolio management strategy except through the Fund.  In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the medians of the Expense Peer Group and the Expense Universe, by 17 and 33 basis points, respectively.  The Board noted, however, that as of December 2012 the Fund had less than $1 million in assets, which was significantly smaller than the median asset sizes of the Expense Peer Group and the Expense Universe.  The Board concluded that the compensation payable to the Investment Advisor pursuant to the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, noting that the Investment Advisor had realized no profits with respect to the Fund in the past year.  The Board also considered the potential benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Bahl & Gaynor, Inc.

Nature, Extent and Quality of Services
The Board’s observations with respect to the Fund’s performance are described above.  The Board also considered the overall quality of services provided by the Sub-Advisor to the Fund.  In doing so, the Board considered the Sub-Advisor’s specific responsibilities in management of the Fund, including the Fund’s day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Sub-Advisor’s organization and operations and the Sub-Advisor’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that the Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Sub-Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Sub-Advisor to the Fund were satisfactory.

AAM/Bahl & Gaynor Income Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Sub-Advisory Fee and Economies of Scale
The Board reviewed information regarding the advisory fees charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor.  The Board noted that the sub-advisory fees charged by the Sub-Advisor were significantly less than its standard fee schedule for separate accounts. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fee.  The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, including sub-advisory fees paid to the Sub-Advisor, research provided to it by broker-dealers providing execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that there were no sub-advisory fee breakpoints.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

AAM Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/1/13 to 12/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Bahl & Gaynor Income Growth		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/13	12/31/13	7/1/13 – 12/31/13
Class A	Actual Performance	$1,000.00	$1,091.10	$7.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.16	7.11
Class C	Actual Performance	1,000.00	1,087.40	11.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.39	10.89
Class I	Actual Performance	1,000.00	1,092.60	6.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.42	5.84

*
Expenses are equal to the Fund’s annualized expense ratios of 1.40%, 2.15% and 1.15% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

AAM Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2013 (Unaudited)

Cutwater Select Income		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/13	12/31/13	7/1/13 – 12/31/13
Class A	Actual Performance	$1,000.00	$1,017.50	$5.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.21	5.05
Class C	Actual Performance	1,000.00	1,013.10	8.83
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.43	8.85
Class I	Actual Performance	1,000.00	1,017.90	3.75
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.49	3.75

*
Expenses are equal to the Fund’s annualized expense ratios of 0.99%, 1.74% and 0.74% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

AAM/Bahl & Gaynor Income Growth Fund
AAM/Cutwater Select Income Fund
Each a series of the Investment Managers Series Trust

Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 80132

Sub-Advisor
Bahl & Gaynor, Inc.
212 East Third Street, Suite 200
Cincinnati, Ohio  45202

Sub-Advisor
Cutwater Asset Management
113 King Street
Armonk, New York 10504

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund - Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund - Class C	AFYCX	461418 170
AAM/Bahl & Gaynor Income Growth Fund - Class I	AFNIX	461418 162
AAM/Cutwater Select Income Fund - Class A	CPUAX	46141P 883
AAM/Cutwater Select Income Fund - Class C	CPUCX	46141P 875
AAM/Cutwater Select Income Fund - Class I	CPUIX	46141P 867

Privacy Principles of the AAM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information.  The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (888) 966-9661. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AAM Funds
P.O. Box 2175
Milwaukee, WI  53201
Toll Free:  (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/10/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/14